Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Millions, shares in Billions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Apr. 07, 2022	Jun. 24, 2021
Product Liability Contingency [Line Items]
Losses on inventory purchase commitments	$ 0.0	$ 0.0	$ 0.0	$ 2.3	$ 2.7	$ 1.0
Royalty payments			$ 3.5
Operating lease expiring term			leases facilities under noncancelable operating leases expiring through 2027		leases facilities under noncancelable operating leases expiring through 2027
Finance lease expiring term			certain equipment under a finance lease expiring in 2024.		certain equipment under a finance lease expiring in 2024.
Payments during the three months ending December 31, 2023	0.6		$ 0.6
Payments in 2024	2.1		2.1
Payments in 2025	1.5		1.5
Payments in 2026	1.5		1.5
Payments in 2027	1.5		1.5
Thereafter	$ 1.5		$ 1.5
Common Class A [Member]
Product Liability Contingency [Line Items]
Increase in number of authorized shares								1.3
Common Class A [Member] | Letter Issued by General Corporation Law of State of Delaware For Shares Not Approved [Member]
Product Liability Contingency [Line Items]
Increase in number of authorized shares							1.3